Condensed Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 10,378	$ 11,825
Restricted bank deposits	130	98
Trade receivables (net of allowance for doubtful accounts of $141 and $139 at June 30, 2026 and December 31 2025, respectively)	17,739	15,638
Other accounts receivable and prepaid expenses	2,025	1,440
Inventories	7,726	6,541
Total current assets	37,998	35,542
NON-CURRENT ASSETS:
Long-term assets	129	128
Property and equipment, net	3,517	3,449
Deferred Tax Assets	1,250	1,250
Operating lease right-of-use assets, net	856	926
Intangible assets, net	810	361
Goodwill	2,988	2,988
Total non-current assets	9,550	9,102
Total assets	47,548	44,644
CURRENT LIABILITIES:
Current maturities of non-current loans	139	775
Operating lease liabilities, current	280	251
Trade payables	8,202	6,778
Employees and payroll accruals	1,376	1,266
Deferred revenues	3,285	3,129
Accrued expenses and other liabilities	623	983
Total current liabilities	13,905	13,182
NON-CURRENT LIABILITIES:
Loans, net of current maturities	972	972
Operating lease liabilities, non-current	744	768
Deferred revenues	345	286
Accrued severance pay	701	732
Total non-current liabilities	2,762	2,758
COMMITMENTS AND CONTINGENT LIABILITIES
Share capital and additional paid-in capital
Ordinary shares: Authorized; 11,000,000 shares at June 30, 2026 and December 31, 2025; Issued and outstanding: 7,059,810 and 7,028,934 shares at June 30, 2026 and December 31, 2025	90,210	90,061
Shares to be issued		102
Accumulated other comprehensive loss	(243)	(243)
Accumulated deficit	(59,086)	(61,216)
Total equity	30,881	28,704
Total liabilities and shareholders’ equity	$ 47,548	$ 44,644